Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€43	€2,783	€2,826	€129	€4,045	€4,174
Health care and life insurance plans	126	1,596	1,722	126	2,132	2,258
Other post-employment benefits	56	771	827	66	1,090	1,156
Other provisions for employees	320	741	1,061	363	798	1,161
Total Employee benefits liabilities	€545	€5,891	€6,436	€684	€8,065	€8,749

Disclosure of defined benefit obligation and fair value of related plan assets
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2022	2021
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€23,652	€30,231
Health care and life insurance plans	1,722	2,258
Other post-employment benefits	805	1,125
Total present value of defined benefit obligations (a)	26,179	33,614

Fair value of plan assets (b)	22,676	28,475
Asset ceiling (c)	28	26
Total net defined benefit plans (a - b + c)	3,531	5,165
of which:
Net defined benefit liability (d)	5,375	7,588
Defined benefit plan asset (Note 16)	(1,844)	(2,423)

Other provisions for employees (e)	1,061	1,161
Total Employee benefits liabilities (d + e)	€6,436	€8,749
The following table summarizes changes in pension plans:

	2022					2021
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)	€—	€(2,132)	€(4,603)	€(180)	€(6,915)
Effect of changes in scope of consolidation and other	22	1	(283)	34	(226)	(23,698)	(256)	444	(197)	(23,707)
Service cost	(160)	—	(57)	(11)	(228)	(153)	—	(74)	(11)	(238)
Interest cost	(729)	(44)	(46)	(9)	(828)	(613)	(32)	(25)	(8)	(678)
Benefit payments for the year	1,564	97	105	24	1,790	1,291	113	367	18	1,789
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	(1)	(2)
Actuarial gains and (losses)	5,568	756	750	149	7,223	624	(13)	568	(26)	1,153
Demographic assumptions and experience	58	(71)	(219)	(23)	(255)	85	(74)	61	5	77
Financial assumptions	5,510	827	969	172	7,478	539	61	507	(31)	1,076
Effect of changes in exchange rates	(1,265)	128	—	(12)	(1,149)	(1,647)	(162)	—	(8)	(1,817)
Past service cost	(3)	(3)	—	2	(4)	—	2	182	—	184
Effect of curtailments and settlements/Other	—	—	1	1	2	—	—	—	—	—
At period-end: Present value	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)
Plan Assets
At beginning of period: Fair value	€21,856	€3,148	€3,238	€233	€28,475	€—	€2,707	€4,022	€147	€6,876
Effect of changes in scope of consolidation and other	(29)	—	264	(26)	209	19,927	212	(245)	92	19,986
Expected return on assets	660	56	47	2	765	524	40	22	2	588
Participant contributions	1	—	—	—	1	1	—	—	1	2
Administrative Expenses	(82)	(1)	—	(1)	(84)	(72)	—	—	—	(72)
Actuarial gains and (losses)	(4,267)	(978)	(909)	(20)	(6,174)	1,359	56	(207)	(4)	1,204
Effect of changes in exchange rates	1,067	(165)	—	2	904	1,370	201	—	1	1,572
Employer contributions	309	26	8	2	345	35	45	7	4	91
Benefit payments for the year	(1,556)	(97)	(101)	(11)	(1,765)	(1,288)	(113)	(361)	(10)	(1,772)
At period-end: Fair value	€17,959	€1,989	€2,547	€181	€22,676	€21,856	€3,148	€3,238	€233	€28,475

	2022					2021
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)
Fair value of plan assets	17,959	1,989	2,547	181	22,676	21,856	3,148	3,238	233	28,475
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(1,242)	444	(124)	(54)	(976)	(2,341)	668	97	(180)	(1,756)
Minimum funding requirement liability (IFRIC 14)	(28)	—	—	—	(28)	(26)	—	—	—	(26)
Net (liability) asset recognized in the balance sheet	(1,270)	444	(124)	(54)	(1,004)	(2,367)	668	97	(180)	(1,782)
Of which, liability	(2,528)	(38)	(192)	(68)	(2,826)	(3,659)	(65)	(270)	(180)	(4,174)
Of which, asset	1,258	482	68	14	1,822	1,292	733	367	—	2,392
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2022	2021
	(€ million)
Present value of obligations at January 1	€2,258	€—
FCA - PSA merger	—	2,230
Included in the Consolidated Income Statement	92	81
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(45)	(11)
- Financial assumptions	(565)	(97)
Effect of movements in exchange rates	118	156
Other:
Benefits paid	(136)	(101)
December 31	€1,722	€2,258
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2022	2021
	(€ million)
Present value of obligations at January 1	€1,125	€752
FCA - PSA merger	—	779
Included in the Consolidated Income Statement	(34)	23
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	49	33
- Financial assumptions	(279)	(28)
Effect of movements in exchange rates	1	4
Other:
Benefits paid	(56)	(113)
Change in scope of consolidation	—	(208)
Other changes	(1)	(117)
Present value of obligations at December 31	€805	€1,125

Disclosure of maturity profile of defined benefit obligation
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2023	€1,746
2024	€1,731
2025	€1,728
2026	€1,740
2027	€1,736
2028-2032	€8,539
The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2023	€127
2024	€126
2025	€126
2026	€125
2027	€125
2028-2032	€614

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2022	2021	2020(1)
	(€ million)
Current service cost	€228	€238	€208
Interest expense	828	678	99
Interest income	(765)	(588)	(111)
Other administration costs	83	73	—
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	3	(184)	(18)
Items relating to discontinued operations	—	—	(33)
Total recognized in the Consolidated Income Statement	€377	€217	€145
____________________________________________________________________________________________________
(1) 2020 amounts include Other post-employment benefits
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Current service cost	€21	€21	€—
Interest expense	70	60	—
Past service costs/(credits) and losses/(gains) arising from settlements	1	—	—
Total recognized in the Consolidated Income Statement	€92	€81	€—
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Current service cost	€38	€95	€48
Interest expense	12	10	9
Past service costs/(credits) and losses/(gains) arising from settlements	(84)	(82)	—
Total recognized in the Consolidated Income Statement	€(34)	€23	€57

Disclosure of fair value of plan assets by class
The fair value of plan assets by class was as follows:

	At December 31,
	2022		2021
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€961	€850	€922	€780
U.S. equity securities	908	906	1,244	1,242
Non-U.S. equity securities	641	641	732	731
Equity commingled funds	1,445	399	2,058	498
Equity instruments	2,994	1,946	4,034	2,471
Government securities	2,262	986	6,176	1,212
Corporate bonds (including convertible and high yield bonds)	4,333	14	8,375	—
Other fixed income	4,950	37	1,583	—
Fixed income securities	11,545	1,037	16,134	1,212
Private equity funds	2,965	—	3,125	—
Diversified Commingled funds	125	34	—	—
Real estate funds	1,343	4	1,015	—
Hedge funds	2,634	—	2,718	—
Investment funds	7,067	38	6,858	—
Insurance contracts and other	109	73	527	18
Total fair value of plan assets	€22,676	€3,944	€28,475	€4,481

Disclosure of weighted average assumptions to determine defined benefit obligations
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2022					2021
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.40%	5.27%	4.52%	4.01%	3.56%	2.85%	3.15%	1.82%	1.14%	1.38%
Future salary increase rate	—%	3.50%	2.55%	2.68%	2.80%	—%	3.50%	—%	1.82%	2.30%/ 2.55%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2022		2021
	U.S.	Canada	U.S.	Canada
Discount rate	5.54%	5.27%	2.99%	3.26%
Salary growth	1.50%	1.25%	1.50%	1.25%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%	4.00%	4.00%